COMMITMENTS AND CONTINGENCIES - Future minimum payments under non-cancelable operating leases (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024
COMMITMENTS AND CONTINGENCIES
2026	¥ 221,836
2027	178,199
2028	142,119
2029	53,866
2030	52,145
Thereafter	259,091
Total	907,256
Less: lease amount representing interest	(83,981)
Present value of operating lease liabilities	¥ 823,275	¥ 159,409